CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Matters [Abstract]
Schedule of capitol's consolidated regulatory capital position
The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

		December 31
		2012		2011
Tier 1 capital to average adjusted total assets:
Minimum required amount(1)	≥	$66,520	≥	$92,356
Actual amount		$(144,341)		$(109,146)
Ratio		(8.68)%		(4.73)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(2)	≥	$49,402	≥	$68,615
Actual amount		$(144,341)		$(109,146)
Ratio		(11.69)%		(6.36)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(3)	≥	$98,805	≥	$137,231
Actual amount		$(144,341)		$(109,146)
Ratio		(11.69)%		(6.36)%

(1)	The minimum required ratio of Tier 1 capital to average adjusted total assets to be considered adequately-capitalized is 4%.
(2)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered adequately-capitalized is 4%.
(3)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered adequately-capitalized is 8%.